Interests in Other Entities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities	$ 32	$ 27
Bottom of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	24.99%
Top of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	50.00%
Canadian real estate joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Increase in equity method investments	$ 75	69
Joint operations
Disclosure Of Joint Ventures And Associates [Line Items]
Investment properties and other assets	2,100	2,228
Fair value of jointly controlled assets	2,200	2,306
Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Rental payments	19	$ 17
Future rental payments to joint ventures and associates	$ 170
Rental lease term	9 years